Fair value of financial assets and liabilities - Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2022 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: • Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. • Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. • Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets at fair value through profit or loss		₩ 19,860,573		₩ 13,497,234		$ 15,759,858
Financial assets at FVTOCI		33,085,080		39,119,789		26,253,833
Derivative assets (designated for hedging)		37,786		106,764		29,984
Total		52,983,439		52,723,787
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		8,952,399		4,873,458
Derivative liabilities (designated for hedging)		202,911		27,584		$ 161,015
Total		₩ 9,155,310		₩ 4,901,042
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.		Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 13,118,287	[1]	₩ 6,983,529	[2]
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total		35,178,914	[1]	42,121,730	[2]
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		4,686,238		3,618,528
Financial assets at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 2,840,574	[1]	₩ 993,717	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 12,890,826	[1]	₩ 9,466,444	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 4,129,173		₩ 3,037,073
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		34,995		65,072
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 34,995	[1]	₩ 65,072	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0		₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		4,236,232		2,743,239
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 2,580,563	[1]	₩ 817,584	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,654,591	[1]	₩ 1,923,538	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,078		₩ 2,117
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to debt securities issuers. Fair value is measured by models such as LSMC (Least-Squares Monte Carlo), Hull-white.		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to debt securities issuers. Fair value is measured by models such as LSMC (Least-Squares Monte Carlo), Hull-white.
Input variables		Risk-free market rate, credit spread, discount rate originated credit grade, volatility of stock price, volatility of interest rate		Risk-free market rate, credit spread, discount rate originated credit grade, volatility of stock price, volatility of interest rate
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 383,883		₩ 329,864
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 76,007	[1]	₩ 25,879	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 25	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 307,851		₩ 303,985
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc		Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,976,474		₩ 1,287,723
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,976,474		₩ 1,287,723
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc		Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 3,902,762		₩ 3,504,547
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 45,394	[1]	₩ 74,271	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 2,398,592	[1]	₩ 2,326,202	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The beneficiary certificates classified as Level 2 are MMF and are measured at the standard price.		The beneficiary certificates classified as Level 2 are MMF and are measured at the standard price.
Input variables		Values of underlying assets such as bond		Values of underlying assets such as bond
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 1,458,776		₩ 1,104,074
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, Imputed Market Value Model more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc		Risk-free market rate, market risk premium, corporate Beta, discount rate originated credit grade, stock prices, volatility of underlying asset, net asset value, volatility of stock price, volatility of interest rate, Capital increase amount, Fluctuation rate of real estate sale price, etc
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 899,228		₩ 667,467
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 794,723	[1]	₩ 453,832	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.
Input variables		Risk-free market rate and credit spread		Risk-free market rate and credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 104,505		₩ 213,635
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		Fair value is calculated by using Binomial Tree, LSMC and Discounted Cash Flow Model which is a valuation technique commonly used in the market taking into account value of underlying assets, volatility, discount rate.		Fair value is calculated by using Binomial Tree, LSMC and Discounted Cash Flow Model which is a valuation technique commonly used in the market taking into account value of underlying assets, volatility, discount rate.
Input variables		Value of underlying assets, Volatility, Discount rate		Value of underlying assets, Volatility, Discount rate
Derivative assets
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 8,206,181		₩ 4,803,131
Derivative assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 69,316	[1]	₩ 10,911	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 8,042,895	[1]	₩ 4,762,872	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 93,970		₩ 29,348
Other financial assets in foreign currency
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		41,679
Other financial assets in foreign currency | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Other financial assets in foreign currency | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss	[1]	₩ 0
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Other financial assets in foreign currency | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 41,679
Others
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		179,139		96,191
Others | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 34,299	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss		₩ 144,840		₩ 96,191
Financial liabilities at fair value through profit or loss [abstract]
Fair value measurement methods		The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree and least-squares Monte Carlo simulation (LSMC), which are commonly used valuation techniques in the market.		The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree and least-squares Monte Carlo simulation (LSMC), which are commonly used valuation techniques in the market.
Input variables		Stock prices, volatility of underlying assets, etc.		Stock prices, volatility of underlying assets, etc.
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 10,277,713	[1]	₩ 5,989,812	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 22,250,302	[1]	₩ 32,548,522	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 557,065		₩ 581,455
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		32,145,758		38,126,977
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 9,895,456	[1]	₩ 5,578,455	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 22,250,302	[1]	₩ 32,548,522	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0		₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		939,322		992,812
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 382,257	[1]	₩ 411,357	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 557,065		₩ 581,455
Derivative assets (Designated for hedging)
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		37,786		106,764
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		₩ 0	[1]	₩ 0	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		₩ 37,786	[1]	₩ 106,764	[2]
Financial liabilities at fair value through profit or loss [abstract]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative assets (designated for hedging)		₩ 0		₩ 0
Financial liabilities | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	58,974
Total		₩ 58,974	[1]	286,683	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[1]	₩ 8,883,976
Total		₩ 9,086,887	[1]	4,609,718	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Description of reasons for transfers out of Level 2 into Level 1 of fair value hierarchy, assets		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
Financial liabilities | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 9,449
Total		₩ 9,449		4,641
Financial liabilities at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[2]			₩ 286,683
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value	[2]			₩ 4,582,134
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value				₩ 4,641
Deposits due to Customers
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 35,161		65,016
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 35,161	[1]	₩ 65,016	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	[1]	₩ 0	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0		₩ 0
Derivative liabilities (Designated for trading)
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		8,905,125		4,567,268
Derivative liabilities (Designated for trading) | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 11,700	[1]	₩ 10,259	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for trading) | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 8,883,976	[1]	₩ 4,552,368	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, risk-free market rate, forward rate, etc.		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, risk-free market rate, forward rate, etc.
Derivative liabilities (Designated for trading) | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 9,449		₩ 4,641
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Securities sold
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 12,113		₩ 241,174
Securities sold | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 12,113	[1]	₩ 211,408	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	[1]	₩ 29,766	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0		₩ 0
Derivative financial liabilities held for hedging [Member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		202,911		27,584
Derivative financial liabilities held for hedging [Member] | Level 1
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		₩ 0	[1]	₩ 0	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative financial liabilities held for hedging [Member] | Level 2
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		₩ 202,911	[1]	₩ 27,584	[2]
Description of reasons for transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities		Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is 2,835,187 million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative financial liabilities held for hedging [Member] | Level 3
Financial liabilities at fair value through profit or loss [abstract]
Derivative liabilities (designated for hedging)		₩ 0		₩ 0

[1]	Among financial assets and financial liabilities measured at fair value, the amount transferred from Level 2 to Level 1 is
2,835,187
million Won. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed. A change in the judgement of the active market where the financial product was traded resulted the transfer between levels.
[2]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.